DERIVATIVES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) entity	Dec. 31, 2024 USD ($) entity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Derivative [Line Items]
Number of counterparties | entity	7	6
Derivative Asset	$ 393,867	$ 397,104
Derivative Assets (Liabilities), at Fair Value, Net	215
Derivative Liability	393,652	397,385
Derivative, Notional Amount	$ 22,586,161	$ 16,941,027
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
AOCI, Cash Flow Hedge, Cumulative Gain (Loss), after Tax	$ (94)	$ 1,176	$ (3,755)	$ 0
Client derivative fees	7,802	4,701	$ 5,155
Derivative Liability, Fair Value of Collateral	300	130,500
Derivative Liability, Fair Value of Collateral, net of restricted cash	21,600	115,400
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	700
Other Receivables	$ 37,000	$ 45,000
Foreign Exchange
Derivative [Line Items]
Number of counterparties | entity	4	4
Foreign Exchange | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (1,126)
Derivative, Notional Amount	8,318,982
Credit Risk Contract [Member]
Derivative [Line Items]
Derivative, Notional Amount	223,500	$ 204,800
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	37,500	27,800
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		200
Derivative, Notional Amount	39,300	22,300
Credit Risk Derivative Assets, at Fair Value	700
Other Contract-Mortgage
Derivative [Line Items]
Derivative, Notional Amount	$ 111,500	$ 106,000
Commodity
Derivative [Line Items]
Number of counterparties | entity	6	3
Commodity | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (415)
Derivative, Notional Amount	24,269
Derivative [Member]
Derivative [Line Items]
Derivative Liability	24,700	$ 91,700
Derivative [Member] | Foreign Exchange
Derivative [Line Items]
Derivative Liability	1,100	29,000
Derivative [Member] | Commodity
Derivative [Line Items]
Derivative Liability	400	200
Other Liabilities [Member] | Derivative [Member]
Derivative [Line Items]
Derivative, Notional Amount	2,400,000	2,200,000
Other Liabilities [Member] | Derivative [Member] | Foreign Exchange
Derivative [Line Items]
Derivative, Notional Amount	$ 8,300,000	$ 5,800,000